INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Contributions Payable [Line Items]
Capital contributions payable	$ 9,241	$ 169,974
Series Seven [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Nine [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Ten [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Eleven [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twelve [Member]
Contributions Payable [Line Items]
Capital contributions payable	9,241	9,241
Series Fourteen [Member]
Contributions Payable [Line Items]
Capital contributions payable	$ 0	$ 160,733